Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of June 30,	As of December 31,
	2024	2023
	(Unaudited)
Trade accounts receivable	$3,767,008	$3,540,696
Less: allowance for credit losses	(14,459)	(23,064)
Accounts receivable, net	$3,752,549	$3,517,632

Schedule of Movement of Allowance of Credit Losses	The movement of allowance of credit losses is as follows:
	For The Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Balance at the beginning of the period	$(23,064)	$(28,594)
Reduction (addition) during the six months period	8,463	(6,459)
Foreign exchange difference	142	1,033
Balance at end of the June 30	$(14,459)	$(34,020)